Net finance costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net finance costs
Interest payable on bank loans and overdrafts	£ (1,458)	£ (1,502)	£ (1,381)
Interest payable on secured term loan facility and senior secured notes	(17,567)	(18,784)	(17,306)
Amortization of issue costs on secured term loan facility and senior secured notes	(627)	(608)	(544)
Foreign exchange gains/(losses) on retranslation of unhedged US dollar borrowings		1,816	(4,136)
Unwinding of discount relating to registrations	(3,492)	(2,401)	(2,380)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(1,089)	(3,534)	5,288
Total finance costs	(24,233)	(25,013)	(20,459)
Foreign exchange gains on retranslation of unhedged US dollar borrowings	4,952
Interest receivable on short-term bank deposits	1,243	736	442
Total finance income	6,195	736	442
Net finance costs	£ (18,038)	£ (24,277)	£ (20,017)